Fair value measurements - Fair Value Measurements at Reporting Date (Details) - Fair value, measurements, recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Derivative assets	¥ 0	¥ 0
Liabilities:
Derivatives liabilities - warrants	¥ 0	¥ 0